Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 193,297	¥ 207,407
Downward adjustments and impairments	6,887	6,519
Upward adjustments	¥ 12,225	¥ 11,623